UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/11 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (27.2%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$25,000	$23,750

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,360,000	5,240,311

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.467s, 2012			3,870,000	935,843

Brazil (Federal Republic of) notes (units) 10s, 2012		BRL	837	537,982

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019			$100,000	116,600

Canada (Government of) bonds 5s, 2037		CAD	200,000	270,341

Colombia (Republic of) unsec. unsub. bonds 4 3/8s, 2021			$350,000	360,150

Germany (Federal Republic of) bonds 3s, 2020		EUR	7,470,000	11,210,709

Germany (Federal Republic of) bonds 2 1/4s, 2020		EUR	3,760,000	5,311,226

Germany (Federal Republic of) bonds Ser. 03, 4 3/4s, 2034		EUR	960,000	1,688,004

Germany (Federal Republic of) bonds Ser. 06, 4s, 2016		EUR	9,800,000	15,540,637

Germany (Federal Republic of) bonds Ser. 08, 4 3/4s, 2040		EUR	2,100,000	3,815,895

Germany (Federal Republic of) bonds Ser. 86, 6s, 2016		EUR	1,960,000	3,361,338

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$210,000	238,913

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041			840,000	897,900

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			280,000	294,700

Italy (Republic of) bonds 4 1/4s, 2020		EUR	4,880,000	6,357,771

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036		JPY	106,000,000	1,512,181

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$250,000	258,760

Netherlands (Government of) bonds 5s, 2012		EUR	1,200,000	1,785,454

Ontario (Province of) bonds 4s, 2021 (Canada)		CAD	1,690,000	1,833,288

Ontario (Province of) debs. 5s, 2014 (Canada)		CAD	1,100,000	1,245,838

Peru (Republic of) bonds 6.95s, 2031		PEN	840,000	308,523

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022		SEK	1,500,000	260,693

Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014		SEK	3,585,000	641,790

Switzerland (Government of) bonds 2s, 2021		CHF	600,000	800,573

United Kingdom Treasury bonds 8s, 2021		GBP	830,000	1,971,213

United Kingdom Treasury bonds 4 1/2s, 2034		GBP	2,040,000	3,613,153

United Kingdom Treasury bonds 4 1/4s, 2036		GBP	610,000	1,042,118

United Kingdom Treasury bonds 4s, 2022		GBP	2,740,000	4,848,458

United Kingdom Treasury bonds 3 3/4s, 2020		GBP	4,130,000	7,262,614

United Kingdom Treasury bonds 3 3/4s, 2019		GBP	630,000	1,121,934

Total foreign government bonds and notes (cost $79,007,496)				$84,708,660

CORPORATE BONDS AND NOTES (26.2%)(a)
			Principal amount	Value

Basic materials (1.2%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			$165,000	$214,347

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			95,000	123,561

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)			215,000	225,430

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			160,000	169,600

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			195,000	222,544

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			225,000	297,246

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	144,357

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			305,000	322,641

International Paper Co. sr. unsec. notes 9 3/8s, 2019			128,000	169,519

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	156,549

International Paper Co. sr. unsec. notes 7.95s, 2018			155,000	190,566

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039			205,000	235,572

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			75,000	102,196

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)			400,000	409,890

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			155,000	196,274

Sealed Air Corp. sr. notes 7 7/8s, 2017			100,000	108,762

Sealed Air Corp. 144A notes 5 5/8s, 2013			151,000	158,706

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)			21,000	26,723

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			31,000	37,200

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)			10,000	12,188

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			180,000	201,919

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	157,696

				3,883,486
Capital goods (0.1%)

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			253,000	332,726

				332,726
Communication services (1.6%)

American Tower Corp. sr. unsec. notes 7 1/4s, 2019			254,000	302,116

American Tower Corp. sr. unsec. notes 7s, 2017			130,000	153,265

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			250,000	286,342

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			265,000	340,583

CenturyLink, Inc. sr. unsec. debs. bonds Ser. G, 6 7/8s, 2028			310,000	299,868

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039			130,000	131,087

Comcast Corp. company guaranty sr. unsec. notes 6.55s, 2039			10,000	11,306

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			75,000	88,014

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	196,068

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			145,000	158,061

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 5s, 2021			10,000	10,672

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			185,000	210,971

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015			135,000	146,813

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	149,815

NBC Universal, Inc. 144A notes 6.4s, 2040			125,000	138,838

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			80,000	96,304

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)			105,000	118,751

SBA Tower Trust 144A company guaranty asset backed notes 5.101s, 2017			350,000	368,755

TCI Communications, Inc. company guaranty 7 7/8s, 2026			580,000	756,236

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.999s, 2018 (Italy)			195,000	205,515

Telefonica Emisones SAU company guaranty 6.221s, 2017 (Spain)			155,000	170,080

Telefonica Emisones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			185,000	185,527

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			105,000	125,529

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			68,000	86,261

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			162,000	217,162

Verizon Communications, Inc. sr. unsec. unsub. notes 7 3/4s, 2030			110,000	143,657

				5,097,596
Consumer cyclicals (1.3%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			185,000	200,535

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			85,000	91,375

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030			170,000	207,666

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	166,885

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			310,000	320,075

DR Horton, Inc. sr. notes 7 7/8s, 2011			5,000	5,000

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018			350,000	389,375

Expedia, Inc. 144A company guaranty sr. notes 8 1/2s, 2016			300,000	326,625

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			260,000	261,416

FUEL Trust 144A company guaranty asset backed notes 4.207s, 2016			640,000	650,589

Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)			175,000	196,120

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			231,000	234,465

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	150,075

News America, Inc. company guaranty sr. unsec. notes 6.9s, 2019			80,000	93,592

Owens Corning company guaranty sr. unsec. notes 9s, 2019			87,000	104,835

QVC Inc. 144A sr. notes 7 1/8s, 2017			80,000	85,800

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018			105,000	95,813

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			165,000	216,300

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	269,128

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			50,000	52,349

				4,118,018
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			63,000	94,163

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			180,000	242,616

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			130,000	173,490

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			214,000	311,966

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	240,761

Campbell Soup Co. debs. 8 7/8s, 2021			50,000	69,241

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037			370,000	360,750

CVS Pass-Through Trust 144A company guaranty notes 7.507s, 2032			340,410	404,305

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013			51,202	53,883

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			380,000	437,785

Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012			210,000	212,850

Kraft Foods, Inc. sr. unsec. notes 5 3/8s, 2020			150,000	168,622

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			589,000	683,825

Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011			70,000	70,175

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			115,000	137,138

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			200,000	234,221

				3,895,791
Energy (1.8%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			166,000	170,980

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			455,000	545,959

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)			265,000	287,969

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			140,000	149,719

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			110,000	109,725

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			95,000	107,706

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)			605,000	580,298

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			300,000	359,259

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	229,781

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)			100,000	111,802

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			70,000	71,050

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			160,000	171,100

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			145,000	156,600

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			55,000	67,100

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			225,000	239,649

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			445,000	461,446

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			410,000	264,040

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			425,000	540,813

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 4 1/2s, 2012 (Qatar)			250,000	260,000

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021			140,000	143,849

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	171,203

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Switzerland)			175,000	256,740

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Switzerland)			70,000	93,707

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			10,000	11,305

				5,561,800
Financials (8.9%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			215,000	232,321

Aflac, Inc. sr. unsec. notes 6.45s, 2040			185,000	191,993

American Express Co. sr. unsec. notes 8 1/8s, 2019			330,000	423,627

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			135,000	147,150

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			250,000	265,050

AON Corp. jr. unsec. sub. notes 8.205s, 2027			545,000	634,391

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	275,396

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			535,000	543,944

BankAmerica Capital III bank guaranteed jr. unsec. FRN 0.819s, 2027			415,000	304,569

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			150,000	122,250

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s, 2049 (United Kingdom)			115,000	102,063

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			780,000	967,200

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			220,000	229,991

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			230,000	276,711

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.061s, 2012			51,563	51,374

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			585,000	594,023

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			295,000	312,110

Citigroup, Inc. sr. notes 6 1/2s, 2013			470,000	510,831

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			5,000	6,283

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021			80,000	85,187

CNA Financial Corp. unsec. notes 6 1/2s, 2016			260,000	295,475

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	111,797

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)			120,000	126,857

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			62,000	67,270

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)			378,000	351,540

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)			5,000	5,278

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity			745,000	640,700

Developers Diversified Realty Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			370,000	437,842

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)			22,000	23,666

Erac USA Finance, LLC 144A sr. notes 4 1/2s, 2021			445,000	454,634

Eurasian Development Bank 144A sr. unsec. notes 7 3/8s, 2014 (Kazakhstan)			100,000	110,483

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.247s, 2028			570,000	444,006

GE Capital Trust IV 144A unsec. sub. bonds 4 5/8s, 2066		EUR	90,000	116,728

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018			$415,000	463,243

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.466s, 2016			145,000	138,432

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			530,000	506,150

Glen Meadow Pass-Through Trust 144A jr. sub. notes FRN 6.505s, 2067			380,000	321,100

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			195,000	229,500

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			30,000	30,186

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			220,000	236,938

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			650,000	536,250

HSBC Finance Capital Trust IX FRN 5.911s, 2035			200,000	185,000

HSBC Holdings PLC sr. unsec. notes 5.1s, 2021 (United Kingdom)			170,000	178,557

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)			320,000	332,439

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			100,000	103,750

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			220,000	217,250

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.261s, 2047			964,000	753,057

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058			190,000	250,800

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			265,000	257,892

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)			175,000	184,189

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			1,040,000	1,031,254

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)			540,000	557,524

Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s, 2012			140,000	144,305

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			435,000	617,246

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038			80,000	87,541

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			220,000	241,270

MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2038			300,000	372,000

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			125,000	123,880

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			425,000	433,137

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016			100,000	108,647

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)			205,000	200,900

Nationwide Financial Services notes 5 5/8s, 2015			35,000	37,963

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			40,000	50,601

Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s, 2015 (Sweden)			365,000	356,788

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			815,000	800,773

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)(FWC)			335,000	340,863

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			30,000	28,832

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			945,000	975,713

Prudential Financial, Inc. sr. notes 7 3/8s, 2019			15,000	18,180

Prudential Financial, Inc. sr. notes 6.2s, 2015			15,000	16,904

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	96,237

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB, 5.1s, 2014			170,000	187,600

Russian Agricultural Bank OJSC Via RSHB Capital SA sub. bonds FRB 6.97s, 2016 (Russia)			100,000	99,826

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 9s, 2014 (Russia)			215,000	246,175

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	619,757

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)			650,000	684,660

Simon Property Group LP sr. unsec. notes 6 1/8s, 2018(R)			60,000	68,573

Simon Property Group LP sr. unsec. unsub. notes 5.65s, 2020(R)			252,000	282,561

Societe Generale 144A jr. unsec. sub. bonds FRB 0.996s, 2017 (France)			445,000	312,733

Standard Chartered Bank 144A unsec. sub. notes 6.4s, 2017 (United Kingdom)			435,000	484,553

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, 2049 (United Kingdom)			100,000	98,510

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.247s, 2037			550,000	450,978

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			85,000	96,255

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019			135,000	146,645

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039			210,000	248,186

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			500,000	522,500

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			175,000	183,855

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			100,000	105,130

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	742,688

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			100,000	105,130

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			310,000	325,246

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)			405,000	422,193

				27,461,785
Government (6.3%)

African Development Bank sr. unsec. unsub. notes Ser. MPLE, 4.85s, 2012 (Supra-Nation)		CAD	4,000,000	4,327,128

Asian Development Bank sr. unsec. unsub. notes Ser. MTN, 5 1/2s, 2016 (Supra-Nation)		AUD	2,150,000	2,394,146

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	20,600,000	455,307

Inter-American Development Bank sr. unsec. unsub. notes Ser. MPLE, 4 1/4s, 2012 (Supra-Nation)		CAD	3,000,000	3,249,615

International Bank for Reconstruction & Development sr. unsec. unsub. notes Ser. GDIF, 1 1/4s, 2013		GBP	2,100,000	3,477,625

International Bank for Reconstruction & Development sr. unsec. unsub. notes Ser. MPLE, 4.3s, 2012		CAD	2,000,000	2,174,491

KFW govt. guaranty sr. unsec. unsub. bonds Ser. 8, 3 7/8s, 2013 (Germany)		EUR	1,055,000	1,578,941

Landwirtschaftliche Rentenbank govt. guaranty unsec. unsub. bonds 3 1/4s, 2014 (Germany)		EUR	1,055,000	1,568,711

				19,225,964
Health care (0.3%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			$200,000	240,051

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021			250,000	263,736

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			265,000	261,688

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			175,000	205,828

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	29,800

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036			85,000	89,750

				1,090,853
Technology (0.3%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			145,000	157,506

Brocade Communications Systems, Inc. company guaranty sr. notes 6 5/8s, 2018			35,000	37,100

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			116,000	126,695

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			5,000	5,753

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018			465,000	535,003

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			105,000	112,107

				974,164
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes . 5 3/4s, 2040			10,000	10,802

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	306,680

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			86,488	91,785

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			160,074	169,678

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018			132,057	139,155

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			158,921	173,224

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			140,000	145,623

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			194,697	210,759

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			40,036	40,137

				1,287,843
Utilities and power (2.8%)

Beaver Valley Funding Corp. sr. bonds 9s, 2017			157,000	170,910

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			567,274	625,399

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			405,000	502,652

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.199s, 2013			130,000	128,700

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 6.3s, 2066			350,000	340,900

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	298,868

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			105,000	136,595

Electricite de France 144A notes 6.95s, 2039 (France)			200,000	244,892

Electricite de France 144A sr. notes 4.6s, 2020 (France)			190,000	203,023

Enel Finance Intl. SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)			175,000	174,732

Energy Transfer Partners LP sr. unsec. unsub. notes 6.05s, 2041			415,000	415,103

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s, 2016 (Finland)		EUR	255,000	393,113

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036			$155,000	162,365

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			135,000	150,514

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	141,791

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012			185,000	202,920

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			295,000	359,564

Nevada Power Co. notes 6 1/2s, 2018			195,000	233,084

NGPL PipeCo, LLC 144A sr. unsec. notes 7.119s, 2017			225,000	255,851

NiSource Finance Corp. company guaranty sr. unsec. notes 10 3/4s, 2016			105,000	138,725

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			131,377	131,493

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			640,000	674,275

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			240,000	245,400

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	22,017

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			75,000	86,643

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			20,000	23,754

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			530,000	693,821

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			340,000	348,263

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019			45,000	54,141

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			170,000	197,915

Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018			145,000	190,425

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067			830,000	836,640

				8,784,488

Total corporate bonds and notes (cost $76,960,413)				$81,714,514

MORTGAGE-BACKED SECURITIES (22.4%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class 5A1, 3.393s, 2036			$717,399	$351,526

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049			1,448,434	1,458,877
FRB Ser. 07-3, Class A3, 5.624s, 2049			90,000	94,779
FRB Ser. 04-3, Class B, 5.591s, 2039			1,200,000	1,228,066
Ser. 06-5, Class A2, 5.317s, 2047			1,491,498	1,507,188

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.437s, 2042			1,820,962	29,246
Ser. 07-5, Class XW, IO, 0.421s, 2051			5,550,178	92,631
Ser. 06-5, Class XC, IO, 0.263s, 2047			2,145,934	33,017

Banc of America Funding Corp. FRB Ser. 07-B, Class A1, 0.396s, 2047			2,193,033	1,359,681

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, 2.93s, 2023		CAD	5,470,511	176,939
Ser. 07-CD1A, IO, 2.14s, 2021		CAD	8,065,220	312,360
FRB Ser. 06-CD1A, Class A1, 1.489s, 2023		CAD	586,707	583,421

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 36A1, 5.969s, 2036			$1,574,040	1,015,255
FRB Ser. 06-3, Class 35A1, 5.627s, 2036			685,383	444,642
FRB Ser. 05-10, Class 24A1, 2.644s, 2036			521,921	273,174

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.31s, 2032			100,000	107,389
FRB Ser. 07-PW16, Class A2, 5.663s, 2040(F)			1,053,326	1,118,081
Ser. 06-PW14, Class A2, 5.123s, 2038			264,000	265,935

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.206s, 2038(F)			1,220,513	19,891

Chase Commercial Mortgage Securities Corp. 144A Ser. 98-1, Class F, 6.56s, 2030			322,530	336,724

Citigroup Commercial Mortgage Trust FRB Ser. 07-C6, Class A3, 5.698s, 2049			430,000	455,275

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.159s, 2049			35,735,817	437,049

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR5, Class 2A5A, 5.242s, 2036			249,084	127,951

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD3, Class A2, 5.56s, 2048			181,661	182,996

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.128s, 2049			7,739,417	68,107
Ser. 07-CD5, Class XS, IO, 0.056s, 2044			1,582,117	6,857

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1, Class F, 6.23s, 2031			50,890	53,214

Commercial Mortgage Pass-Through Certificates Ser. 06-C8, Class A2B, 5.248s, 2046			873,388	879,649

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.869s, 2014 (United Kingdom)		GBP	102,358	117,722
FRB Ser. 05-CT2A, Class E, 1.869s, 2014 (United Kingdom)		GBP	46,127	56,840

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.76s, 2036			$1,551,116	961,692
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047			80,983	77,668

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.799s, 2039			604,678	613,643
Ser. 07-C5, Class AAB, 5.62s, 2040			605,000	639,775
Ser. 07-C1, Class AAB, 5.336s, 2040			453,000	479,455
Ser. 06-C5, Class A2, 5.246s, 2039			327,568	329,315

Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.151s, 2039			5,579,887	76,525
Ser. 07-C2, Class AX, IO, 0.107s, 2049			10,663,242	70,975

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030			362,000	392,219
Ser. 98-C1, Class F, 6s, 2040			273,000	285,294
FRB Ser. 03-CK2, Class G, 5.744s, 2036			317,000	317,955
Ser. 02-CP5, Class M, 5 1/4s, 2035			81,000	26,378
Ser. 03-C3, Class AX, IO, 1.728s, 2038			3,580,112	83,437
Ser. 03-CK2, Class AX, IO, 1.088s, 2036			1,830,959	24,613
Ser. 04-C4, Class AX, IO, 0.355s, 2039			717,674	16,291

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB Ser. 06-AR3, Class A5, 0.357s, 2036			613,662	392,744

DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032			9,989	9,987
Ser. 99-CG2, Class B4, 6.1s, 2032			219,000	215,085
Ser. 98-CF2, Class B3, 6.04s, 2031			296,070	307,733

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.683s, 2014 (United Kingdom)		GBP	101,124	33,229

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.854s, 2032			$115,481	191,824
IFB Ser. 3408, Class EK, 25.043s, 2037			60,665	94,085
IFB Ser. 3072, Class SM, 23.113s, 2035			151,676	229,627
IFB Ser. 3072, Class SB, 22.966s, 2035			136,199	205,262
IFB Ser. 3249, Class PS, 21.66s, 2036			125,210	184,958
IFB Ser. 3065, Class DC, 19.301s, 2035			121,576	168,648
IFB Ser. 2990, Class LB, 16.469s, 2034			132,270	170,431
IFB Ser. 3031, Class BS, 16.259s, 2035			145,113	193,920
IFB Ser. 3287, Class SE, IO, 6.514s, 2037			274,839	47,044
IFB Ser. 3856, Class PS, IO, 6.414s, 2040			5,540,173	968,201
IFB Ser. 3485, Class SI, IO, 6.364s, 2036			135,521	23,531
IFB Ser. 3751, Class SB, IO, 5.854s, 2039			2,893,925	463,404
IFB Ser. 3740, Class DS, IO, 5.834s, 2040			2,924,058	507,938
Ser. 3645, Class ID, IO, 5s, 2040			220,715	34,650
Ser. 3632, Class CI, IO, 5s, 2038			256,750	41,445
Ser. 3626, Class DI, IO, 5s, 2037			179,746	19,188
Ser. 3740, Class IP, IO, 5s, 2037			1,929,002	306,923
Ser. 3623, Class CI, IO, 5s, 2036			162,052	27,490
IFB Ser. 3852, Class SG, 4.844s, 2041			1,062,306	957,435
Ser. 3747, Class HI, IO, 4 1/2s, 2037			393,652	58,392
Ser. 3707, Class PI, IO, 4 1/2s, 2025			2,204,877	297,614
Ser. 3707, Class HI, IO, 4s, 2023			791,144	71,844
Ser. 3327, Class IF, IO, zero %, 2037			8,593	48
Ser. 3300, PO, zero %, 2037			31,009	27,604
FRB Ser. 3326, Class WF, zero %, 2035			25,589	21,101
FRB Ser. 3003, Class XF, zero %, 2035			11,460	11,260

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.862s, 2037			79,773	164,609
IFB Ser. 06-8, Class HP, 23.88s, 2036			108,539	162,236
IFB Ser. 07-53, Class SP, 23.513s, 2037			135,691	207,916
IFB Ser. 05-75, Class GS, 19.688s, 2035			148,798	208,091
IFB Ser. 10-118, Class SE, IO, 6.413s, 2040			9,924,871	2,102,393
IFB Ser. 10-46, Class SB, IO, 6.263s, 2040			2,800,704	448,533
Ser. 10-67, Class BI, IO, 5 1/2s, 2025			852,486	109,578
Ser. 10-21, Class IP, IO, 5s, 2039			537,824	114,060
Ser. 10-83, Class HI, IO, 5s, 2039			3,224,474	578,793
Ser. 03-W10, Class 1, IO, 1.492s, 2043			927,763	41,749
Ser. 07-64, Class LO, PO, zero %, 2037			32,260	28,758
Ser. 04-61, Class CO, PO, zero %, 2031			34,631	34,487

First Horizon Alternative Mortgage Securities
FRB Ser. 06-AA5, Class A1, 5.522s, 2036			2,772,019	1,386,010
FRB Ser. 06-AA4, Class 2A1, 2.268s, 2036			443,185	221,592

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029			209,000	221,499
Ser. 97-C2, Class G, 7 1/2s, 2029			119,000	127,583

First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035			285,000	292,838

GE Capital Commercial Mortgage Corp. FRB Ser. 04-C3, Class B, 5.338s, 2039(F)			423,000	442,208

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037			534,000	553,516
Ser. 07-C1, Class XC, IO, 0.083s, 2049			15,053,821	76,735

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041			355,000	352,131

Government National Mortgage Association
IFB Ser. 10-167, Class SM, IO, 6.494s, 2040			3,506,779	683,191
IFB Ser. 10-85, Class SE, IO, 6.364s, 2040			5,399,643	1,083,492
IFB Ser. 10-171, Class SB, IO, 6.264s, 2040			6,816,465	1,375,904
IFB Ser. 10-20, Class SC, IO, 5.964s, 2040			1,202,553	232,165
IFB Ser. 10-158, Class SA, IO, 5.864s, 2040			7,244,747	1,340,568
IFB Ser. 10-160, Class SM, IO, 5.814s, 2038			4,649,435	768,831
FRB Ser. 07-35, Class UF, zero %, 2037			5,381	5,124

Greenwich Capital Commercial Funding Corp. Ser. 07-GG9, Class A2, 5.381s, 2039			359,155	363,282

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			730,996	741,961

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030			72,868	73,596
Ser. 03-C1, Class X1, IO, 0.841s, 2040			4,569,451	38,002

Harborview Mortgage Loan Trust FRB Ser. 06-6, Class 3A1A, 2.755s, 2036			1,989,599	1,153,968

HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1, 5.344s, 2037			549,035	340,402

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.434s, 2037			522,490	329,169
FRB Ser. 07-AR9, Class 2A1, 5.369s, 2037			302,031	181,219
FRB Ser. 06-AR25, Class 5A1, 5.365s, 2036			82,066	48,093
FRB Ser. 07-AR7, Class 2A1, 4.751s, 2037			362,935	194,533
FRB Ser. 07-AR11, Class 1A1, 4.657s, 2037			244,254	128,234
FRB Ser. 06-AR39, Class A1, 0.367s, 2037			656,602	352,923
FRB Ser. 06-AR21, Class A1, 0.307s, 2036			1,266,587	544,632

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.387s, 2037			2,020,470	1,010,235
FRB Ser. 06-A7, Class 1A1, 0.347s, 2036			1,897,096	956,848
FRB Ser. 07-A1, Class 1A3A, 0.337s, 2037			1,380,174	662,484

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP7, Class A2, 5.866s, 2045			124,767	124,657
Ser. 07-C1, Class ASB, 5.857s, 2051			371,000	398,169
Ser. 07-LD12, Class A2, 5.827s, 2051			205,000	209,921
FRB Ser. 07-LD11, Class A3, 5.817s, 2049			183,000	194,330
Ser. 06-CB17, Class A3, 5.45s, 2043			739,000	749,592
Ser. 06-LDP8, Class A3B, 5.447s, 2045			374,000	392,635
Ser. 07-LDPX, Class A2, 5.434s, 2049			1,303,451	1,361,778
Ser. 07-LDPX, Class A3S, 5.317s, 2049			580,000	605,109
Ser. 06-LDP9, Class A2S, 5.298s, 2047(F)			1,693,000	1,715,716
Ser. 06-LDP8, Class A2, 5.289s, 2045			1,218,960	1,220,438
Ser. 05-CB13, Class A2, 5.247s, 2043			268,287	267,837
Ser. 06-LDP8, Class X, IO, 0.563s, 2045			2,627,971	56,148
Ser. 06-CB17, Class X, IO, 0.508s, 2043			23,682,814	526,902
Ser. 07-LDPX, Class X, IO, 0.338s, 2049			4,697,619	55,662
Ser. 06-CB16, Class X1, IO, 0.155s, 2045			2,976,508	38,099

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.143s, 2051			8,422,372	91,687

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	120,856

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040			648,450	666,087
Ser. 07-C7, Class A2, 5.588s, 2045			963,000	982,361
Ser. 06-C6, Class AM, 5.413s, 2039(F)			683,000	699,266
Ser. 03-C5, Class F, 4.843s, 2037			442,000	424,320
Ser. 07-C2, Class XW, IO, 0.557s, 2040			1,014,502	21,260

LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.758s, 2037			961,875	12,434
Ser. 06-C7, Class XW, IO, 0.714s, 2038			1,710,151	42,355
Ser. 06-C7, Class XCL, IO, 0.322s, 2038			3,135,114	47,881
Ser. 05-C2, Class XCL, IO, 0.28s, 2040			4,064,440	31,688
Ser. 07-C2, Class XCL, IO, 0.205s, 2040			8,720,874	103,681
Ser. 06-C6, Class XCL, IO, 0.205s, 2039			14,652,192	256,834
Ser. 06-C1, Class XCL, IO, 0 1/8s, 2041			10,376,202	106,999

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.317s, 2037(F)			479,964	241,182

Merrill Lynch Floating Trust 144A FRB Ser. 06-1, Class TM, 0.687s, 2022			167,072	160,389

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.83s, 2030			49,000	52,194
FRB Ser. 97-C2, Class F, 6 1/4s, 2029			224,675	237,020

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.827s, 2050			539,000	575,736
FRB Ser. 07-C1, Class A2, 5.723s, 2050			1,108,364	1,127,556
Ser. 08-C1, Class A2, 5.425s, 2051			217,000	222,009

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 07-7, Class ASB, 5.744s, 2050			173,000	182,538
FRB Ser. 06-4, Class A2FL, 0.306s, 2049			335,003	314,380

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 4.721s, 2049			195,653	14,185

Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032			256,000	264,855
FRB Ser. 07-IQ15, Class A2, 5.839s, 2049			564,000	578,607
Ser. 07-HQ13, Class A2, 5.649s, 2044			446,000	458,518
Ser. 07-IQ14, Class A2, 5.61s, 2049			676,956	689,984
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			537,105	548,368
Ser. 06-T21, Class A2, 5.09s, 2052			116,197	116,348
FRB Ser. 07-HQ12, Class A2FL, 0.437s, 2049			246,555	220,198
Ser. 05-HQ5, Class X2, IO, 0.167s, 2042			38,575,493	158,545

Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			360,000	313,200
Ser. 05-HQ5, Class X1, IO, 0.112s, 2042(F)			1,664,054	8,331

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			359,000	362,281

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			656,143	688,202

Nomura Asset Acceptance Corp. FRB Ser. 06-AR4, Class A1A, 0.357s, 2036			3,298,513	1,401,868

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			100,000	4,000

Salomon Brothers Mortgage Securities VII 144A Ser. 02-KEY2, Class X1, IO, 1.861s, 2036			563,609	5,862

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037			503,645	319,815
FRB Ser. 06-9, Class 1A1, 5.11s, 2036			87,026	53,130

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.029s, 2045			1,947,606	272,665
Ser. 07-4, Class 1A4, IO, 1s, 2045			2,670,983	108,509

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.978s, 2039(F)			1,008,000	1,004,439

Ursus PLC 144A FRB Ser. 1-A, Class D, 1.733s, 2012 (Ireland)		GBP	48,024	3,945

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1, Class M, 6s, 2039			$486,573	484,140

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class APB, 5.294s, 2043			320,000	338,979
Ser. 07-C34, IO, 0.379s, 2046			2,265,907	35,167

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 3.487s, 2018			100,000	60,000

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A1, 0.237s, 2036			3,170,901	1,442,760

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036			87,000	43,500

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-0C2, Class A1, 0.287s, 2037			1,601,441	904,814

Total mortgage-backed securities (cost $69,998,534)				$69,899,454

ASSET-BACKED SECURITIES (4.4%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.062s, 2034			$13,150	$4,227

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030			223,408	154,151
Ser. 00-A, Class A3, 7.83s, 2030			2,721,608	1,760,880

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032			786,590	613,540
Ser. 00-5, Class A7, 8.2s, 2032			169,971	139,164
Ser. 00-1, Class A5, 8.06s, 2031			105,795	81,462
Ser. 00-4, Class A5, 7.97s, 2032			36,549	29,604
Ser. 00-5, Class A6, 7.96s, 2032			554,257	448,948
Ser. 01-1, Class A5, 7.49s, 2031			423,202	432,063
Ser. 00-6, Class A5, 7.27s, 2031			1,740,549	1,827,924
FRB Ser. 02-1, Class M1A, 2.236s, 2033			1,418,000	1,228,842

Countrywide Asset Backed Certificates FRB Ser. 07-BC2, Class 2A3, 0.427s, 2037			466,000	205,040

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 4.158s, 2043(F)		EUR	455,000	302,014
FRB Ser. 03-2, Class 3C, 3.38s, 2043(F)		GBP	217,605	144,439

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020			$197,357	126,309
Ser. 94-4, Class B2, 8.6s, 2019			73,439	37,251
Ser. 99-5, Class A5, 7.86s, 2029			1,352,574	1,207,173
Ser. 95-4, Class B1, 7.3s, 2025			84,541	87,092
Ser. 97-6, Class M1, 7.21s, 2029			14,000	12,381
Ser. 93-3, Class B, 6.85s, 2018			2,081	1,885
Ser. 98-3, Class A6, 6.76s, 2030			204,373	220,334
Ser. 99-3, Class A7, 6.74s, 2031			273,762	274,019
Ser. 99-1, Class A6, 6.37s, 2025			10,997	11,337

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031			745,134	752,585

GSAA Home Equity Trust
FRB Ser. 05-11, Class 3A4, 0.437s, 2035			338,951	279,634
FRB Ser. 06-16, Class A1, 0.247s, 2036			2,174,180	978,381

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.357s, 2037			575,208	287,604

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.387s, 2034			11,423	2,879

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.347s, 2036			55,403	26,971
FRB Ser. 06-2, Class A2C, 0.337s, 2036			74,000	40,341

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029			161,361	153,293
Ser. 00-D, Class A4, 7.4s, 2030			301,848	191,674
Ser. 02-B, Class A4, 7.09s, 2032			109,783	115,024
Ser. 01-D, Class A4, 6.93s, 2031			1,057,691	855,077
Ser. 98-A, Class M, 6.825s, 2028			12,000	11,551
Ser. 01-E, Class A4, 6.81s, 2031			9,146	8,043
Ser. 01-C, Class A2, 5.92s, 2017			88,795	47,061
Ser. 02-C, Class A1, 5.41s, 2032			351,745	337,675
Ser. 01-E, Class A2, 5.05s, 2031			209,857	165,787
Ser. 02-A, Class A2, 5.01s, 2020			100,980	95,744

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030			39,778	38,125

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.397s, 2036			125,000	40,248

Soundview Home Equity Loan Trust FRB Ser. 06-OPT3, Class 2A3, 0.357s, 2036			56,397	42,208

Total asset-backed securities (cost $14,892,921)				$13,819,984

U.S. GOVERNMENT GENCY MORTGAGE OBLIGATIONS (3.2%)(a)
			Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021			$47,086	$51,179
5 1/2s, June 1, 2035			60,122	65,531
5 1/2s, April 1, 2020			39,051	42,401

Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035			216,685	246,469
6 1/2s, with due dates from September 1, 2036 to November 1, 2037			174,578	193,839
6s, July 1, 2037			18,046	19,860
6s, with due dates from May 1, 2021 to October 1, 2021			126,975	138,402
5 1/2s, with due dates from February 1, 2018 to March 1, 2021			132,561	144,053
5s, May 1, 2037			457,328	488,913
5s, with due dates from May 1, 2020 to March 1, 2021			22,255	24,056
4 1/2s, TBA, August 1, 2041			5,000,000	5,219,531
4s, with due dates from May 1, 2019 to September 1, 2020			288,225	306,079
4s, TBA, August 1, 2041			3,000,000	3,047,813

Total U.S. government gency mortgage obligations (cost $9,789,410)				$9,988,126

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		$5,100,563	$40,805

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		5,916,923	228,689

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		5,916,923	228,689

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		6,045,112	70,909

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November23, 2021.	Nov-11/3.21		6,937,678	104,204

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		2,366,769	77,843

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		5,916,923	194,430

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		5,916,923	187,744

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	Jun-16/4.89		333,570	10,984

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		5,100,563	110,274

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		6,045,112	149,012

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21		6,937,678	193,422

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		2,366,769	107,309

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		5,916,923	271,764

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		5,916,923	277,267

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	Jun-11/4.39		333,570	13,666

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	Jun-16/5.12		338,985	10,077

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	Jun-16/4.12		338,985	11,902

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	Dec-11/1.578	CHF	5,730,000	87

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	Dec-11/1.602	CHF	5,730,000	73

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.70175	CHF	5,730,000	$218

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		$4,223,397	16,767

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355		2,351,234	30,684

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855		2,351,234	96,800

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		4,223,397	226,965

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		9,471,563	169,730

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		2,053,580	48,341

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.60		3,109,358	29,446

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.60		3,109,358	83,548

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		9,471,563	433,514

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		2,053,580	113,912

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		5,804,219	191,771

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25 2022.	Jul-12/3.54		5,496,611	172,868

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		2,986,000	29,693

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.565% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	Jun-16/4.565		331,452	12,814

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		5,804,219	257,359

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		5,496,611	258,341

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		2,986,000	138,076

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.565% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	Jun-16/4.565		331,452	14,929

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.722	CHF	5,730,000	203

Total purchased options outstanding (cost $4,818,666)				$4,615,129

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$121,710

IL State G.O. Bonds
4.421s, 1/1/15			45,000	46,865
4.071s, 1/1/14			135,000	140,963

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	111,096

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	114,290

Total municipal bonds and notes (cost $490,701)				$534,924

SENIOR LOANS (0.1%)(a)(c )
			Principal amount	Value

Aramark Corp. bank term loan FRN Ser. B, 2.121s, 2014			$7,147	$7,022

Aramark Corp. bank term loan FRN Ser. B2, 3.496s, 2016			15,770	15,651

Aramark Corp. bank term loan FRN Ser. C, 0.186s, 2014			576	566

Aramark Corp. bank term loan FRN Ser. C, 0.036s, 2016			1,037	1,029

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.23s, 2015			21,785	19,591

Charter Communications, Inc. bank term loan FRN Ser. C, 3 1/2s, 2016			23,204	23,171

Freescale Semiconductor, Inc. bank term loan FRN 4.436s, 2016			13,889	13,805

National Bedding Co., LLC bank term loan FRN Ser. B, 3 3/4s, 2013			9,523	9,451

Polypore, Inc. bank term loan FRN Ser. B, 2.19s, 2014			25,451	25,133

SunGard Data Systems, Inc. bank term loan FRN 1.936s, 2014			1,182	1,152

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.853s, 2016			24,490	24,353

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.728s, 2017			25,177	18,741

Univision Communications, Inc. bank term loan FRN 4.436s, 2017			26,405	25,207

West Corp. bank term loan FRN Ser. B2, 2.638s, 2013			5,434	5,394

West Corp. bank term loan FRN Ser. B5, 4 1/2s, 2016			13,216	13,241

Total senior loans (cost $202,679)				$203,507

SHORT-TERM INVESTMENTS (23.1%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)			50,905,907	$50,905,907

U.S. Treasury Bills with an effective yield of 0.100%, December 1, 2011(SEG)(SEGSF)			$5,054,000	5,052,270

U.S. Treasury Bills with effective yields ranging from 0.146% to 0.161%, October 20, 2011(SEG)(SEGSF)			2,620,000	2,618,507

U.S. Treasury Bills with effective yields ranging from 0.104% to 0.109%, February 9, 2012(SEGSF)			911,000	910,476

U.S. Treasury Bills with effective yields ranging from 0.100% to 0.103%, August 25, 2011(SEG)(SEGSF)			589,000	588,911

U.S. Treasury Bills with effective yields ranging from 0.062% to 0.150%, November 17, 2011(SEG)(SEGSF)			11,831,000	11,826,621

Total short-term investments (cost $71,902,692)				$71,902,692

TOTAL INVESTMENTS

Total investments (cost $328,063,512)(b)				$337,386,990

FORWARD CURRENCY CONTRACTS at 7/31/11 (aggregate face value $204,723,022) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	8/17/11	$1,129,924	$1,071,120	$(58,804)
	Brazilian Real	Buy	8/17/11	819,256	814,348	4,908
	British Pound	Sell	8/17/11	395,737	386,412	(9,325)
	Canadian Dollar	Sell	8/17/11	271,752	223,519	(48,233)
	Chilean Peso	Sell	8/17/11	81,948	91,247	9,299
	Czech Koruna	Buy	8/17/11	885,970	872,080	13,890
	Euro	Sell	8/17/11	3,715,441	3,634,250	(81,191)
	Hungarian Forint	Buy	8/17/11	374,770	377,327	(2,557)
	Japanese Yen	Buy	8/17/11	3,786,591	3,684,815	101,776
	Mexican Peso	Buy	8/17/11	384,589	382,473	2,116
	Norwegian Krone	Buy	8/17/11	17,192	16,923	269
	Russian Ruble	Buy	8/17/11	375,591	370,482	5,109
	Singapore Dollar	Buy	8/17/11	574,593	562,904	11,689
	South African Rand	Buy	8/17/11	634,091	626,680	7,411
	South Korean Won	Buy	8/17/11	1,045,849	1,018,291	27,558
	Swedish Krona	Sell	8/17/11	463,326	425,360	(37,966)
	Swiss Franc	Sell	8/17/11	1,756,674	1,651,797	(104,877)
	Taiwan Dollar	Sell	8/17/11	568,541	567,725	(816)
	Turkish Lira	Sell	8/17/11	306,174	304,597	(1,577)
Barclays Bank PLC
	Australian Dollar	Sell	8/17/11	37,763	12,474	(25,289)
	Brazilian Real	Buy	8/17/11	835,108	816,985	18,123
	British Pound	Sell	8/17/11	535,041	509,043	(25,998)
	Canadian Dollar	Sell	8/17/11	404,018	359,424	(44,594)
	Chilean Peso	Sell	8/17/11	67,651	70,553	2,902
	Czech Koruna	Sell	8/17/11	29,806	37,467	7,661
	Euro	Buy	8/17/11	552,462	561,061	(8,599)
	Hungarian Forint	Sell	8/17/11	239,998	252,500	12,502
	Indian Rupee	Sell	8/17/11	684,849	669,601	(15,248)
	Japanese Yen	Buy	8/17/11	5,353,168	5,154,871	198,297
	Malaysian Ringgit	Buy	8/17/11	753,230	742,248	10,982
	Mexican Peso	Buy	8/17/11	653,743	660,820	(7,077)
	New Zealand Dollar	Sell	8/17/11	201,699	189,768	(11,931)
	Norwegian Krone	Buy	8/17/11	864,314	850,653	13,661
	Philippines Peso	Buy	8/17/11	284,736	277,322	7,414
	Polish Zloty	Sell	8/17/11	314,669	317,548	2,879
	Russian Ruble	Buy	8/17/11	593,579	585,505	8,074
	Singapore Dollar	Buy	8/17/11	251,940	246,916	5,024
	South Korean Won	Buy	8/17/11	718,159	701,862	16,297
	Swedish Krona	Sell	8/17/11	2,066,177	1,977,672	(88,505)
	Swiss Franc	Buy	8/17/11	421,992	397,892	24,100
	Taiwan Dollar	Sell	8/17/11	157,138	160,062	2,924
	Thai Baht	Buy	8/17/11	474,001	459,601	14,400
	Turkish Lira	Sell	8/17/11	40,721	42,292	1,571
Citibank, N.A.
	Australian Dollar	Buy	8/17/11	1,650,043	1,563,945	86,098
	Brazilian Real	Buy	8/17/11	406,002	400,887	5,115
	British Pound	Sell	8/17/11	1,675,105	1,632,732	(42,373)
	Canadian Dollar	Buy	8/17/11	1,025,689	1,037,918	(12,229)
	Chilean Peso	Buy	8/17/11	521,753	503,232	18,521
	Czech Koruna	Buy	8/17/11	232,682	232,876	(194)
	Danish Krone	Buy	8/17/11	970,286	978,430	(8,144)
	Euro	Sell	8/17/11	17,289,898	17,340,053	50,155
	Hungarian Forint	Buy	8/17/11	337,760	345,339	(7,579)
	Japanese Yen	Buy	8/17/11	3,119,454	2,997,199	122,255
	Mexican Peso	Buy	8/17/11	248,283	242,732	5,551
	New Zealand Dollar	Buy	8/17/11	7,366	6,930	436
	Norwegian Krone	Buy	8/17/11	595,393	601,297	(5,904)
	Polish Zloty	Sell	8/17/11	74,718	75,298	580
	Singapore Dollar	Buy	8/17/11	190,201	186,407	3,794
	South African Rand	Buy	8/17/11	581,784	578,544	3,240
	South Korean Won	Buy	8/17/11	528,948	515,567	13,381
	Swedish Krona	Buy	8/17/11	49,944	48,718	1,226
	Swiss Franc	Buy	8/17/11	643,066	598,973	44,093
	Taiwan Dollar	Sell	8/17/11	391,900	394,398	2,498
	Turkish Lira	Buy	8/17/11	115,671	120,231	(4,560)
Credit Suisse AG
	Australian Dollar	Sell	8/17/11	789,838	774,263	(15,575)
	Brazilian Real	Buy	8/17/11	798,526	788,261	10,265
	British Pound	Buy	8/17/11	541,448	531,917	9,531
	Canadian Dollar	Buy	8/17/11	1,220,531	1,248,962	(28,431)
	Czech Koruna	Buy	8/17/11	434,553	425,556	8,997
	Euro	Sell	8/17/11	424,507	466,519	42,012
	Hungarian Forint	Buy	8/17/11	374,770	377,085	(2,315)
	Indian Rupee	Sell	8/17/11	631,604	617,542	(14,062)
	Japanese Yen	Buy	8/17/11	1,751,711	1,704,214	47,497
	Malaysian Ringgit	Buy	8/17/11	806,673	795,387	11,286
	Mexican Peso	Buy	8/17/11	367,949	360,847	7,102
	Norwegian Krone	Sell	8/17/11	368,070	320,670	(47,400)
	Polish Zloty	Buy	8/17/11	28,113	28,337	(224)
	Russian Ruble	Buy	8/17/11	375,591	370,363	5,228
	Singapore Dollar	Buy	8/17/11	204,161	200,070	4,091
	South African Rand	Buy	8/17/11	439,363	448,928	(9,565)
	South Korean Won	Buy	8/17/11	1,487,883	1,470,444	17,439
	Swedish Krona	Buy	8/17/11	690,283	729,186	(38,903)
	Swiss Franc	Sell	8/17/11	274,567	292,808	18,241
	Taiwan Dollar	Sell	8/17/11	491,933	495,587	3,654
	Turkish Lira	Sell	8/17/11	244,798	254,284	9,486
Deutsche Bank AG
	Australian Dollar	Sell	8/17/11	79,478	75,117	(4,361)
	Brazilian Real	Buy	8/17/11	369,163	362,559	6,604
	British Pound	Buy	8/17/11	344,976	328,480	16,496
	Canadian Dollar	Sell	8/17/11	262,753	160,128	(102,625)
	Chilean Peso	Buy	8/17/11	798,590	789,846	8,744
	Czech Koruna	Buy	8/17/11	441,648	441,899	(251)
	Euro	Sell	8/17/11	1,214,498	1,203,220	(11,278)
	Hungarian Forint	Sell	8/17/11	101,661	90,792	(10,869)
	Malaysian Ringgit	Buy	8/17/11	977,539	965,597	11,942
	Mexican Peso	Buy	8/17/11	639,011	635,967	3,044
	New Zealand Dollar	Sell	8/17/11	235,637	221,801	(13,836)
	Norwegian Krone	Buy	8/17/11	404,050	397,860	6,190
	Philippines Peso	Buy	8/17/11	282,335	274,794	7,541
	Polish Zloty	Sell	8/17/11	55,832	47,410	(8,422)
	Singapore Dollar	Buy	8/17/11	388,380	380,495	7,885
	South Korean Won	Buy	8/17/11	530,048	507,196	22,852
	Swedish Krona	Buy	8/17/11	825,308	804,366	20,942
	Swiss Franc	Buy	8/17/11	398,795	373,615	25,180
	Taiwan Dollar	Sell	8/17/11	846,424	846,742	318
	Turkish Lira	Sell	8/17/11	165,362	152,651	(12,711)
Goldman Sachs International
	Australian Dollar	Buy	8/17/11	1,988,262	1,930,472	57,790
	British Pound	Buy	8/17/11	408,222	397,096	11,126
	Canadian Dollar	Buy	8/17/11	576,048	600,823	(24,775)
	Chilean Peso	Buy	8/17/11	407,837	396,914	10,923
	Euro	Sell	8/17/11	15,171,241	15,326,572	155,331
	Hungarian Forint	Sell	8/17/11	8,682	13,517	4,835
	Japanese Yen	Buy	8/17/11	3,084,154	2,962,662	121,492
	Norwegian Krone	Buy	8/17/11	27,078	43,130	(16,052)
	Polish Zloty	Buy	8/17/11	221,209	223,835	(2,626)
	South African Rand	Sell	8/17/11	37,582	26,482	(11,100)
	Swedish Krona	Buy	8/17/11	393,703	383,671	10,032
	Swiss Franc	Buy	8/17/11	247,821	199,479	48,342
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/17/11	1,075,388	998,085	77,303
	British Pound	Sell	8/17/11	3,384,576	3,287,878	(96,698)
	Euro	Buy	8/17/11	649,972	655,617	(5,645)
	Indian Rupee	Sell	8/17/11	518,637	511,178	(7,459)
	Japanese Yen	Buy	8/17/11	3,427,655	3,321,532	106,123
	New Zealand Dollar	Sell	8/17/11	459,699	432,759	(26,940)
	Norwegian Krone	Buy	8/17/11	301,341	297,090	4,251
	Philippines Peso	Buy	8/17/11	282,335	274,825	7,510
	Singapore Dollar	Buy	8/17/11	391,537	383,724	7,813
	South Korean Won	Buy	8/17/11	639,794	623,822	15,972
	Swiss Franc	Buy	8/17/11	548,374	515,575	32,799
	Taiwan Dollar	Sell	8/17/11	409,273	412,270	2,997
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	8/17/11	2,635	2,497	(138)
	Brazilian Real	Buy	8/17/11	619,079	605,529	13,550
	British Pound	Sell	8/17/11	58,646	26,055	(32,591)
	Canadian Dollar	Sell	8/17/11	65,788	39,299	(26,489)
	Chilean Peso	Buy	8/17/11	325,376	316,829	8,547
	Czech Koruna	Buy	8/17/11	252,779	251,098	1,681
	Euro	Buy	8/17/11	3,466,280	3,483,634	(17,354)
	Hungarian Forint	Buy	8/17/11	86,295	99,400	(13,105)
	Japanese Yen	Buy	8/17/11	5,067,414	4,873,421	193,993
	Malaysian Ringgit	Buy	8/17/11	760,028	748,649	11,379
	Mexican Peso	Buy	8/17/11	820,755	812,122	8,633
	New Zealand Dollar	Buy	8/17/11	248,967	254,045	(5,078)
	Norwegian Krone	Buy	8/17/11	69,345	68,274	1,071
	Peruvian New Sol	Sell	8/17/11	335,960	334,022	(1,938)
	Polish Zloty	Buy	8/17/11	52,852	53,264	(412)
	Russian Ruble	Buy	8/17/11	375,591	370,080	5,511
	Singapore Dollar	Buy	8/17/11	818,389	801,742	16,647
	South African Rand	Buy	8/17/11	636,941	630,885	6,056
	South Korean Won	Buy	8/17/11	127,906	109,889	18,017
	Swedish Krona	Buy	8/17/11	279,916	255,596	24,320
	Swiss Franc	Buy	8/17/11	380,414	358,525	21,889
	Taiwan Dollar	Sell	8/17/11	682,165	687,551	5,386
	Thai Baht	Buy	8/17/11	279,936	271,036	8,900
	Turkish Lira	Buy	8/17/11	18,531	19,236	(705)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	8/17/11	2,098,807	2,037,623	61,184
	Brazilian Real	Buy	8/17/11	172,836	168,324	4,512
	British Pound	Sell	8/17/11	15,722,855	15,291,823	(431,032)
	Canadian Dollar	Sell	8/17/11	2,717,522	2,591,874	(125,648)
	Chilean Peso	Sell	8/17/11	29,730	34,293	4,563
	Czech Koruna	Buy	8/17/11	249,700	249,739	(39)
	Euro	Sell	8/17/11	454,665	459,739	5,074
	Hungarian Forint	Buy	8/17/11	4,942	558	4,384
	Indian Rupee	Sell	8/17/11	590,829	577,547	(13,282)
	Japanese Yen	Buy	8/17/11	4,240,787	4,050,149	190,638
	Malaysian Ringgit	Buy	8/17/11	376,127	371,761	4,366
	Mexican Peso	Buy	8/17/11	311,484	311,588	(104)
	New Zealand Dollar	Buy	8/17/11	15,259	3,992	11,267
	Norwegian Krone	Buy	8/17/11	250,301	246,343	3,958
	Polish Zloty	Sell	8/17/11	259,339	241,092	(18,247)
	Russian Ruble	Buy	8/17/11	375,591	370,812	4,779
	Singapore Dollar	Buy	8/17/11	381,400	373,657	7,743
	South African Rand	Buy	8/17/11	902,328	899,519	2,809
	South Korean Won	Buy	8/17/11	1,148,749	1,117,604	31,145
	Swedish Krona	Sell	8/17/11	734,349	655,787	(78,562)
	Swiss Franc	Buy	8/17/11	459,514	433,250	26,264
	Taiwan Dollar	Sell	8/17/11	588,095	592,463	4,368
	Turkish Lira	Buy	8/17/11	123,107	127,819	(4,712)
State Street Bank and Trust Co.
	Australian Dollar	Sell	8/17/11	699,383	657,392	(41,991)
	Brazilian Real	Buy	8/17/11	29,073	25,826	3,247
	British Pound	Buy	8/17/11	1,063,347	1,034,358	28,989
	Canadian Dollar	Sell	8/17/11	136,138	78,607	(57,531)
	Czech Koruna	Buy	8/17/11	454,329	441,472	12,857
	Euro	Buy	8/17/11	1,951,784	1,962,936	(11,152)
	Hungarian Forint	Buy	8/17/11	65,930	60,533	5,397
	Japanese Yen	Buy	8/17/11	2,334,164	2,270,454	63,710
	Malaysian Ringgit	Buy	8/17/11	395,310	389,538	5,772
	Mexican Peso	Buy	8/17/11	871,251	865,841	5,410
	Mexican Peso	Sell	8/17/11	866,235	870,616	4,381
	Norwegian Krone	Sell	8/17/11	1,384,205	1,362,221	(21,984)
	Philippines Peso	Buy	8/17/11	483,167	470,347	12,820
	Polish Zloty	Sell	8/17/11	153,923	152,450	(1,473)
	Russian Ruble	Buy	8/17/11	375,591	371,488	4,103
	Singapore Dollar	Buy	8/17/11	231,250	226,599	4,651
	South African Rand	Buy	8/17/11	363,393	360,663	2,730
	South Korean Won	Buy	8/17/11	713,273	715,440	(2,167)
	Swedish Krona	Buy	8/17/11	477,641	465,741	11,900
	Swiss Franc	Sell	8/17/11	366,597	325,694	(40,903)
	Taiwan Dollar	Sell	8/17/11	662,993	667,801	4,808
	Thai Baht	Buy	8/17/11	442,749	429,927	12,822
	Turkish Lira	Sell	8/17/11	21,718	17,392	(4,326)
UBS AG
	Australian Dollar	Buy	8/17/11	259,071	253,584	5,487
	Brazilian Real	Buy	8/17/11	338,870	337,281	1,589
	British Pound	Buy	8/17/11	9,528	22,589	(13,061)
	Canadian Dollar	Sell	8/17/11	1,986,710	1,926,404	(60,306)
	Canadian Dollar	Buy	8/17/11	1,951,551	1,951,870	(319)
	Czech Koruna	Buy	8/17/11	388,821	392,166	(3,345)
	Euro	Sell	8/17/11	3,470,445	3,476,115	5,670
	Hungarian Forint	Buy	8/17/11	277,096	282,898	(5,802)
	Indian Rupee	Sell	8/17/11	1,021,835	999,305	(22,530)
	Japanese Yen	Sell	8/17/11	2,697,005	2,541,193	(155,812)
	Mexican Peso	Buy	8/17/11	615,500	607,215	8,285
	New Zealand Dollar	Buy	8/17/11	26,572	29,068	(2,496)
	Norwegian Krone	Sell	8/17/11	781,320	712,430	(68,890)
	Polish Zloty	Buy	8/17/11	116,367	117,279	(912)
	Russian Ruble	Buy	8/17/11	603,640	596,681	6,959
	Singapore Dollar	Buy	8/17/11	186,961	183,120	3,841
	South African Rand	Buy	8/17/11	458,475	460,268	(1,793)
	South Korean Won	Buy	8/17/11	719,329	703,546	15,783
	Swedish Krona	Buy	8/17/11	185,573	246,476	(60,903)
	Swiss Franc	Sell	8/17/11	449,119	423,475	(25,644)
	Taiwan Dollar	Sell	8/17/11	858,729	863,298	4,569
	Thai Baht	Buy	8/17/11	655,716	636,209	19,507
	Turkish Lira	Sell	8/17/11	15,226	9,574	(5,652)
Westpac Banking Corp.
	Australian Dollar	Sell	8/17/11	84,527	76,908	(7,619)
	British Pound	Buy	8/17/11	1,417,687	1,366,060	51,627
	Canadian Dollar	Sell	8/17/11	3,350,599	3,241,941	(108,658)
	Euro	Buy	8/17/11	2,471,446	2,485,196	(13,750)
	Japanese Yen	Buy	8/17/11	2,574,780	2,487,083	87,697
	New Zealand Dollar	Sell	8/17/11	144,084	129,935	(14,149)
	Norwegian Krone	Sell	8/17/11	1,275,561	1,256,128	(19,433)
	Swedish Krona	Buy	8/17/11	42,732	41,665	1,067
	Swiss Franc	Sell	8/17/11	1,127,679	1,088,695	(38,984)

Total						$256,583

FUTURES CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	55	$6,616,949	Sep-11	$67,975
Canadian Government Bond 10 yr (Long)	29	3,866,667	Sep-11	34,148
Euro-Bobl 5 yr (Short)	50	8,584,105	Sep-11	(221,538)
Euro-Bund 10 yr (Long)	59	11,048,854	Sep-11	127,957
Euro-Dollar 90 day (Short)	179	44,494,925	Jun-12	(95,385)
Euro-Schatz 2 yr (Long)	13	2,025,041	Sep-11	14,613
Euro-Swiss Franc 3 Month (Short)	16	5,046,575	Dec-12	(50,633)
Euro-Swiss Franc 3 Month (Short)	16	5,055,699	Jun-12	(26,045)
Euro-Swiss Franc 3 Month (Short)	16	5,058,742	Mar-12	(32,985)
Euro-Swiss Franc 3 Month (Short)	16	5,060,262	Dec-11	(24,141)
Euro-Swiss Franc 3 Month (Short)	16	5,060,771	Sep-11	(13,930)
Japanese Government Bond 10 yr (Long)	27	49,687,426	Sep-11	245,595
Japanese Government Bond 10 yr Mini (Long)	42	7,727,520	Sep-11	53,266
U.K. Gilt 10 yr (Long)	5	1,027,614	Sep-11	16,826
U.S. Treasury Bond 30 yr (Long)	46	6,069,125	Sep-11	167,506
U.S. Treasury Bond 30 yr (Short)	42	5,381,250	Sep-11	(77,736)
U.S. Treasury Note 10 yr (Short)	99	12,443,063	Sep-11	(103,282)
U.S. Treasury Note 5 yr (Long)	102	12,387,422	Sep-11	198,228
U.S. Treasury Note 2 yr (Short)	124	27,270,313	Sep-11	(51,736)

Total				$228,703

WRITTEN OPTIONS OUTSTANDING at 7/31/11 (premiums received $14,304,039) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		$4,890,000	Aug-11/4.475	$668,610
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		4,486,000	Aug-11/4.55	644,593
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		6,125,000	Aug-11/4.70	969,220
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.		5,651,000	Aug-11/4.765	921,339
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		4,890,000	Aug-11/4.475	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		4,486,000	Aug-11/4.55	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		6,125,000	Aug-11/4.70	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.		5,651,000	Aug-11/4.765	—
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		3,147,299	Jul-16/4.67	228,494
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		1,944,749	Jul-14/4.19	122,714
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		1,944,749	Jul-14/4.19	122,714
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		3,147,299	Jul-16/4.67	228,494
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		14,975,062	Oct-11/1.97	207,704
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		4,785,629	Sep-11/2.065	88,008
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		777,900	Jul-14/4.34	53,491
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		1,944,749	Jul-14/4.35	134,633
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		1,944,754	Jul-14/4.375	136,985
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.		1,509,912	May-16/4.745	75,118
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		3,147,299	Jul-16/4.80	243,887
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		1,258,920	Jul-16/4.80	97,588
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		3,147,299	Jul-16/4.815	245,990
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		1,011,340	Feb-15/5.36	117,965
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		4,785,629	Sep-11/2.065	4,594
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		14,975,062	Oct-11/2.47	10,483
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		777,900	Jul-14/4.34	44,164
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		1,944,749	Jul-14/4.35	109,754
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		1,944,754	Jul-14/4.3725	108,006
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		1,509,912	May-16/4.745	52,572
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		3,147,299	Jul-16/4.80	209,648
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		1,258,920	Jul-16/4.80	83,673
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		3,147,299	Jul-16/4.815	207,640
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		1,011,340	Feb-15/5.36	38,309
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,253,907	May-16/4.11	113,692
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		8,972,000	Aug-11/4.49	1,241,008
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		2,122,325	Jun-16/4.86	172,948
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		8,972,000	Aug-11/4.49	—
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,253,907	May-16/5.11	97,018
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		2,122,325	Jun-16/5.86	84,878
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	5,730,000	Dec-11/0.578	21,415
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	5,730,000	Dec-11/0.602	24,335
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	5,730,000	Jan-12/0.70175	34,312
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		$988,742	May-16/4.7575	49,175
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		3,774,781	May-16/4.77	188,962
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		988,742	May-16/4.7575	34,232
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		3,774,781	May-16/4.77	129,958
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,187,839	May-16/4.60	146,417
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		9,672,167	May-16/4.765	481,819
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,187,839	May-16/4.60	120,978
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		9,672,167	May-16/4.765	327,480
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		1,585,597	Nov-11/2.31	40,338
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,203,784	May-16/4.36	129,209
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 14, 2026.		899,287	Jun-16/4.77	70,045
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		1,585,597	Nov-11/2.31	5,819
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 14, 2026.		899,287	Jun-16/4.77	61,232
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,203,784	May-16/4.86	106,173
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		4,482,500	Sep-15/4.04	233,718
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.		1,907,706	Jul-14/4.29	127,122
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		1,806,603	Jul-14/4.36	126,206
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		5,252,000	Aug-15/4.375	606,816
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		5,252,000	Aug-15/4.46	641,637
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		3,087,351	Jul-16/4.74	231,838
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		2,923,729	Jul-16/4.79	225,694
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		2,265,781	Jun-16/4.815	180,877
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		599,600	Apr-12/4.8675	87,224
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		2,765,900	Feb-15/5.27	308,464
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		3,954,500	May-12/5.51	777,257
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		4,482,500	Sep-15/4.04	392,443
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.		1,907,706	Jul-14/4.29	110,895
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		1,806,603	Jul-14/4.36	100,810
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		5,252,000	Aug-15/4.375	686,226
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		5,252,000	Aug-15/4.46	650,880
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		3,087,351	Jul-16/4.74	210,801
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		2,923,729	Jul-16/4.79	195,174
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		2,265,781	Jun-16/4.815	150,878
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		599,600	Apr-12/4.8675	1,445
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		2,765,900	Feb-15/5.27	109,958
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		3,954,500	May-12/5.51	4,666
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	5,730,000	Jan-12/0.722	36,673

Total				$16,055,535

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$72,869,600		$8,376	7/8/13	0.68%	3 month USD-LIBOR-BBA	$(150,525)
		10,653,100		(27,858)	7/8/20	3 month USD-LIBOR-BBA	3.09%	298,024
		1,338,300		(4,239)	7/8/26	3 month USD-LIBOR-BBA	3.76%	49,746
		2,290,000		—	8/2/21	2.97236%	3 month USD-LIBOR-BBA	—
		30,907,300		(46,272)	2/7/15	1.891%	3 month USD-LIBOR-BBA	(1,214,071)
	AUD	1,080,000		—	4/18/21	6.1%	6 month AUD-BBR-BBSW	(57,195)
	AUD	2,800,000		—	7/19/16	6 month AUD-BBR-BBSW	5.085%	(5,802)
	CAD	2,210,000		—	6/28/21	3.25%	3 month CAD-BA-CDOR	(40,886)
	CAD	2,930,000		—	7/14/21	3.26%	3 month CAD-BA-CDOR	(52,926)
	CAD	2,379,000		—	7/14/21	3.2575%	3 month CAD-BA-CDOR	(42,422)
	CAD	1,003,000		—	7/21/21	3.31%	3 month CAD-BA-CDOR	(22,112)
	CAD	3,856,000		—	7/29/21	3 month CAD-BA-CDOR	3.093%	—
	EUR	7,000,000		—	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	56,271
	GBP	5,023,000		—	6/29/20	6 month GBP-LIBOR-BBA	3.355%	268,288
	GBP	1,580,000		—	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	83,744
	GBP	5,830,000		—	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(130,467)
	GBP	2,610,000		—	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(244,399)
	GBP	3,790,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.87%	62,706
	Barclays Bank PLC
		$40,711,900		7,677	6/17/13	0.64%	3 month USD-LIBOR-BBA	(63,038)
		21,485,000		—	7/8/13	0.6775%	3 month USD-LIBOR-BBA	(45,720)
		2,745,000		—	7/12/20	3 month USD-LIBOR-BBA	3.1225%	89,985
		8,291,000		—	7/12/13	0.7225%	3 month USD-LIBOR-BBA	(24,472)
		5,039,000		—	7/13/20	3 month USD-LIBOR-BBA	2.93%	84,983
		19,182,000		—	7/13/13	0.645%	3 month USD-LIBOR-BBA	(26,407)
		13,038,000		—	7/20/13	0.66%	3 month USD-LIBOR-BBA	(20,156)
		1,009,000		—	7/20/21	3 month USD-LIBOR-BBA	3.014%	9,704
		89,000		—	7/20/41	3 month USD-LIBOR-BBA	3.888%	1,466
		7,611,000		—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(95,381)
		3,727,700		(4,923)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(343,478)
		55,084,800		130,097	7/22/20	3 month USD-LIBOR-BBA	2.86%	687,816
		537,000		—	7/25/21	3 month USD-LIBOR-BBA	3.126%	10,242
		1,971,000		—	7/25/41	3 month USD-LIBOR-BBA	3.97%	61,323
		12,505,000		—	7/28/13	3 month USD-LIBOR-BBA	0.635%	11,440
		1,321,000		—	7/28/41	3 month USD-LIBOR-BBA	3.9675%	40,083
		1,750,000		—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(21,420)
		8,719,000		—	8/2/13	0.6425%	3 month USD-LIBOR-BBA	—
		1,277,000		—	8/2/41	3.8925%	3 month USD-LIBOR-BBA	—
		2,055,000		—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	—
	AUD	2,800,000		—	6/29/21	5.735%	6 month AUD-BBR-BBSW	(55,043)
	AUD	5,600,000		—	6/30/16	5.42%	6 month AUD-BBR-BBSW	(75,136)
	AUD	3,680,000		—	7/15/21	5.6075%	6 month AUD-BBR-BBSW	(33,011)
	AUD	7,050,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(162,948)
	AUD	5,360,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	188,675
	AUD	1,660,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(83,395)
	EUR	12,890,000		—	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	90,377
	EUR	16,112,500		—	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	(109,305)
	EUR	3,067,000		—	7/29/21	3.159%	6 month EUR-EURIBOR-REUTERS	(11,028)
	EUR	8,973,000		—	2/9/21	3.53%	6 month EUR-EURIBOR-REUTERS	(603,468)
	GBP	494,000		—	7/22/21	3.326%	6 month GBP-LIBOR-BBA	(14,100)
	GBP	7,130,000		—	4/6/16	6 month GBP-LIBOR-BBA	3.05%	614,020
	GBP	2,420,000		—	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(324,032)
	GBP	2,880,000		—	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(293,644)
	GBP	3,500,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	54,515
	GBP	8,160,000		—	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(187,930)
	GBP	6,190,000		—	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(61,495)
	GBP	6,190,000		—	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(61,371)
	Citibank, N.A.
		$278,725		—	7/27/21	3 month USD-LIBOR-BBA	3.06%	3,616
		111,490		—	7/28/21	3 month USD-LIBOR-BBA	3.04375%	1,272
		3,454,500		217,288	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(288,552)
		6,909,000		434,749	7/26/21	4.52%	3 month USD-LIBOR-BBA	(559,840)
	GBP	1,780,000		—	4/5/16	6 month GBP-LIBOR-BBA	3.075%	156,982
	GBP	600,000		—	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(76,552)
	GBP	3,470,000		—	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(293,186)
	GBP	1,030,000		—	8/3/20	6 month GBP-LIBOR-BBA	3.885%	145,178
	GBP	4,340,000		—	8/3/12	6 month GBP-LIBOR-BBA	1.61%	49,964
	SEK	6,430,000		—	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(42,292)
	SEK	14,642,000		—	7/8/16	3.275%	3 month SEK-STIBOR-SIDE	(40,880)
	SEK	15,721,000		—	7/11/16	3.2825%	3 month SEK-STIBOR-SIDE	(44,615)
	SEK	8,290,000		—	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	84,159
	SEK	10,656,000		—	7/25/21	3 month SEK-STIBOR-SIDE	3.495%	46,439
	SEK	5,700,000		—	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(66,748)
	SEK	6,840,000		—	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(46,812)
	SEK	6,430,000		—	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(42,521)
	SEK	5,840,000		—	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(59,083)
	Credit Suisse International
		$9,300,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(49,476)
		16,862,100		(3,450)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(723,177)
		57,874,100		4,462	4/19/13	0.89%	3 month USD-LIBOR-BBA	(478,872)
	CHF	1,431,000		—	7/14/21	6 month CHF-LIBOR-BBA	1.93%	6,998
	CHF	747,000		—	7/19/21	6 month CHF-LIBOR-BBA	1.91%	1,586
	CHF	1,245,000		—	7/25/21	6 month CHF-LIBOR-BBA	2.025%	18,753
	CHF	21,700,000		—	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(193,063)
	CHF	8,430,000		—	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(231,642)
	EUR	3,067,000		—	7/26/21	6 month EUR-EURIBOR-REUTERS	3.277%	56,534
	EUR	980,000		—	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(78,059)
	GBP	4,180,000		—	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(392,251)
	GBP	2,310,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.93%	328,202
	MXN	16,310,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	14,944
	SEK	5,840,000		—	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(61,536)
	SEK	5,760,000		—	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	58,902
	SEK	4,570,000		—	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(46,713)
	SEK	8,570,000		—	7/28/21	3.35%	3 month SEK-STIBOR-SIDE	(20,482)
	SEK	10,270,000		—	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	102,003
	Deutsche Bank AG
		$19,258,800		(10,506)	7/18/14	0.96%	3 month USD-LIBOR-BBA	(80,291)
		3,425,300		5,213	7/18/21	3 month USD-LIBOR-BBA	3.04%	46,798
		2,028,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	27,098
		25,520,000		—	7/27/13	0.6325%	3 month USD-LIBOR-BBA	(22,337)
		581,000		—	7/27/41	3.95%	3 month USD-LIBOR-BBA	(15,811)
		278,725		—	8/1/21	3 month USD-LIBOR-BBA	3.06375%	3,506
		54,354,100		(36,336)	4/21/13	0.81%	3 month USD-LIBOR-BBA	(401,758)
		4,224,564		(72,029)	7/21/21	3 month USD-LIBOR-BBA	3.55%	171,218
	EUR	8,570,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(469,940)
	KRW	1,432,000,000		—	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(15,724)
	KRW	1,432,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(14,927)
	KRW	1,420,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(14,992)
	MXN	16,310,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	19,655
	ZAR	52,293,000		—	7/22/12	5.8%	3 month ZAR-JIBAR-SAFEX	(1,323)
	ZAR	12,102,000		—	7/22/16	3 month ZAR-JIBAR-SAFEX	7.38%	4,956
	Goldman Sachs International
		$5,888,900		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	89,540
		53,836,700		(22,886)	7/20/16	3 month USD-LIBOR-BBA	1.79%	448,357
		4,623,600		10,387	7/20/41	3.92%	3 month USD-LIBOR-BBA	(93,108)
		1,079,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(14,818)
		563,000		—	7/21/41	3.935%	3 month USD-LIBOR-BBA	(14,101)
		4,270,000		—	7/21/13	3 month USD-LIBOR-BBA	0.665%	6,993
		3,583,000		—	7/25/13	3 month USD-LIBOR-BBA	0.65625%	5,017
		1,821,000		—	7/25/21	3 month USD-LIBOR-BBA	3.0675%	25,170
		60,000		—	7/25/41	3 month USD-LIBOR-BBA	3.9325%	1,451
		14,433,000		—	7/25/13	0.65625%	3 month USD-LIBOR-BBA	(20,209)
		10,467,600	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(49,302)
		6,497,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	124,495
		9,669,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(153,516)
		12,236,000		—	7/26/13	3 month USD-LIBOR-BBA	0.63%	10,466
		3,596,000		—	7/26/41	3 month USD-LIBOR-BBA	3.93625%	89,089
		9,157,000		—	7/28/13	3 month USD-LIBOR-BBA	0.61875%	5,435
		1,626,000		—	7/28/41	3.935%	3 month USD-LIBOR-BBA	(39,593)
		2,032,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	25,319
		1,322,000		—	8/2/41	3.8725%	3 month USD-LIBOR-BBA	—
		1,908,000		—	8/2/21	3.00125%	3 month USD-LIBOR-BBA	—
		1,586,000		—	8/2/41	3.81625%	3 month USD-LIBOR-BBA	—
		278,725		—	8/2/21	3 month USD-LIBOR-BBA	2.918%	—
	CHF	8,740,000		—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(70,158)
	EUR	4,640,000		—	6/9/21	6 month EUR-EURIBOR-REUTERS	3.409%	182,616
	EUR	5,540,000		—	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	43,695
	EUR	9,320,000		—	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(94,259)
	GBP	1,282,000		—	7/21/21	3.3375%	6 month GBP-LIBOR-BBA	(38,917)
	GBP	1,510,000		—	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(158,079)
	KRW	4,422,000,000		—	7/11/16	4.035%	3 month KRW-CD-KSDA-BLOOMBERG	(29,463)
	KRW	1,372,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(13,465)
	SEK	5,800,000		—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	(48,894)
	SEK	10,270,000		—	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	98,701
	SEK	10,324,000		—	7/14/21	3 month SEK-STIBOR-SIDE	3.275%	14,721
	JPMorgan Chase Bank, N.A.
		$18,700,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(101,728)
		13,700,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(76,583)
		4,469,000		—	7/19/21	3.074%	3 month USD-LIBOR-BBA	(67,547)
		273,416		—	7/22/21	3 month USD-LIBOR-BBA	3.046%	3,355
		258,925		—	7/26/21	3 month USD-LIBOR-BBA	3.08%	3,852
		7,367,000		461,727	7/26/21	4.46%	3 month USD-LIBOR-BBA	(559,172)
		7,367,000		462,648	7/26/21	4.525%	3 month USD-LIBOR-BBA	(601,194)
		11,050,500		699,303	7/27/21	4.745%	3 month USD-LIBOR-BBA	(1,113,114)
	CAD	1,742,000		—	7/11/21	3.23875%	3 month CAD-BA-CDOR	(28,455)
	CAD	4,294,000		—	7/15/21	3 month CAD-BA-CDOR	3.213%	58,617
	CAD	1,060,000		—	9/21/20	3.105%	3 month CAD-BA-CDOR	(23,974)
	EUR	12,890,000		—	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	144,105
	EUR	12,890,000		—	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	(101,398)
	EUR	17,270,000		—	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	(99,891)
	EUR	7,130,000		—	5/31/20	6 month EUR-EURIBOR-REUTERS	2.949%	(32,055)
	JPY	901,000,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	144,054
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	91,846
	JPY	230,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(110,583)
	JPY	369,130,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(50,615)
	JPY	368,110,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	35,793
	JPY	89,500,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	17,605
	JPY	120,300,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	827
	MXN	2,330,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	3,199
	MXN	7,040,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(1,682)
	UBS, AG
	AUD	1,190,000	(E)	—	4/11/21	6 month AUD-BBR-BBSW	6.65%	29,628
	AUD	1,190,000	(E)	—	4/12/21	6 month AUD-BBR-BBSW	6.61%	27,861
	CHF	12,609,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(127,303)

	Total							$(7,639,436)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$112,595	$—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	$977
	117,969	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,240)
	112,595	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	977
	117,969	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,240)
	997,561	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	6,479
Barclays Bank PLC
	291,974	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,791
	286,075	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,007)
	889,192	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,346)
	508,004	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,340)
	6,556,133	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(68,909)
	778,596	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,184)
	2,562,141	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(26,930)
	1,078,081	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(9,428)
	2,040,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,944)
	50,137	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(527)
	5,193,359	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	33,730
	2,040,865	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(21,451)
	875,921	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,207)
	1,248,998	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(13,128)
	951,673	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	9,592
	1,871,572	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	21,789
	3,319,527	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	38,646
	1,654,517	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,390)
	9,971,579	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	98,434
	3,991,042	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(41,948)
	5,030,645	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(52,875)
	1,215,831	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,002
	255,845	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,446
	829,470	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,929
	601,642	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,751
	528,903	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(4,591)
Citibank, N.A.
	109,686	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	952
	3,718,976	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(39,089)
GBP	2,020,000	—	5/18/13	(3.38%)	GBP Non-revised UK Retail Price Index	85,145
Credit Suisse International
	$1,932,836	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	18,874
	2,596,680	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(16,865)
	117,969	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,240)
	112,595	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	977
Deutsche Bank AG
	2,596,680	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(16,865)
	1,078,081	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	9,428
Goldman Sachs International
	737,307	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,750
	1,010,000	—	7/30/11	(0.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	—
	1,170,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(10,197)
	877,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(8,453)
	997,561	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(6,479)
	81,434	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	707
	3,965,145	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	41,677
	3,916,301	12,850	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(17,455)

Total						$(7,275)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
	Swap counterparty /	received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	$(4,451)	$500,000	12/20/19	(100 bp)	$75,381

	Total					$75,381

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
INR	Indian Rupee
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $311,717,902.
(b)	The aggregate identified cost on a tax basis is $330,023,910, resulting in gross unrealized appreciation and depreciation of $13,136,067 and $5,773,287, respectively, or net unrealized appreciation of $7,363,080.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $20,754 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $166,481,408 and $167,714,505, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $173,915,398 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	64.7%
	Germany	13.1
	United Kingdom	7.7
	Supra-Nation	3.0
	Italy	2.1
	Argentina	1.8
	Canada	1.2
	Netherlands	0.8
	Russia	0.7
	Sweden	0.6
	Brazil	0.6
	Other	3.7

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 800 on futures contracts for the reporting period.
	At close of the reporting period, the fund has deposited assets valued at $601,000 in a segregated account to cover margin requirements on open futures contracts.
	Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $108,315,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $238,200,000 on written options contracts for the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $218,000,000 on forward currency contracts for the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $46,500,000 on total return swap contracts for the reporting period.
	Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,128,000,000 on interest rate swap contracts for the reporting period.
	Credit default contracts: The fund enters into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $665,000 on credit default swap contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $980,249 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $22,306,805 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $20,509,993, which includes $752,000 of segregated cash.
	TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$13,373,531	$446,453
Corporate bonds and notes	—	81,714,514	—
Foreign government bonds and notes	—	84,708,660	—
Mortgage-backed securities	—	69,871,232	28,222
Municipal bonds and notes	—	534,924	—
Purchased options outstanding	—	4,615,129	—
Senior loans	—	203,507	—
U.S. government agency mortgage obligations	—	9,988,126	—
Short-term investments	50,905,907	20,996,785	—

Totals by level	$50,905,907	$286,006,408	$474,675

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$256,583	$—
Futures contracts	228,703	—	—
Written options	—	(16,055,535)	—
Interest rate swap contracts	—	(9,852,864)	—
Total return swap contracts	—	(20,125)	—
Credit default contracts	—	79,832	—

Totals by level	$228,703	$(25,592,109)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$79,832	$—
Foreign exchange contracts	3,003,297	2,746,714
Interest rate contracts	11,783,976	32,868,668

Total	$14,867,105	$35,615,382

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011